Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	R$ 589,052	R$ 603,630	R$ 690,122
Financial expenses	(3,007,551)	(3,747,217)	(3,570,962)
Exchange rate variations, net	(2,256,983)	(798,762)	(3,210,417)
Finance income (cost)	(4,675,482)	(3,942,349)	(6,091,257)
Interest income
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	530,007	512,051	646,727
Other
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	59,045	91,579	43,395
Interest expenses
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(2,084,780)	(2,219,503)	(2,447,481)
Monetary variations on fiscal debts
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(33,429)	(191,101)	(249,578)
Customer discounts granted
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(141,223)	(137,389)	(108,606)
Loans transaction costs
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(89,982)	(64,771)	(56,020)
Adjustment to present value
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(296,065)	(284,992)	(507,744)
Other
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(362,072)	(849,461)	(201,533)
Financial assets
DisclosureOfFinancialResultsLineItems [Line Items]
Exchange rate variations, net	1,268,741	216,381	(1,139,676)
Financial liabilities
DisclosureOfFinancialResultsLineItems [Line Items]
Exchange rate variations, net	R$ (3,525,724)	R$ (1,015,143)	R$ (2,070,741)